CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained Earnings [Member]
Balance, at beginning of year at Dec. 31, 2013	$ 994,768	$ 93,260	$ 285,632	$ 581,569	$ (34,851)	$ (2,279)	$ 268,602
Balance, at beginning of year (in shares) at Dec. 31, 2013	93,260,000	93,260,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	99,000	99,000
Shares issued	$ 463	$ 99	364
Payments in lieu of issuing shares for exercised share options	(1,196)		(1,196)
Amortization of stock based compensation	29		29
Amortization of deferred equity contributions	2,319			2,319
Loss on hedging financial instruments reclassified into earnings	5,196				5,196
Fair value adjustments to hedging financial instruments	(9,909)				(8,996)	(913)
Fair value adjustments to available for sale securities	(346)				(346)
Fair value adjustments to other financial instruments	0					0
Other comprehensive (loss)/income	3				3
Net income	63,092						63,092
Dividends declared	(75,562)						(75,562)
Balance, at end of year at Jun. 30, 2014	$ 1,176,022	$ 93,359	284,829	583,888	(38,994)	(3,192)	256,132
Balance, at end of year (in shares) at Jun. 30, 2014	93,359,000	93,359,000
Balance, at beginning of year at Dec. 31, 2013	$ 994,768	$ 93,260	285,632	581,569	(34,851)	(2,279)	268,602
Balance, at beginning of year (in shares) at Dec. 31, 2013	93,260,000	93,260,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	144,000	144,000
Shares issued	$ 927	$ 144	783
Payments in lieu of issuing shares for exercised share options	(1,196)		(1,196)
Amortization of stock based compensation	29		29
Amortization of deferred equity contributions	4,520			4,520
Loss on hedging financial instruments reclassified into earnings	(4,504)				(4,504)
Fair value adjustments to hedging financial instruments	(356)				(351)	(5)
Fair value adjustments to available for sale securities	(8,355)				(8,355)
Fair value adjustments to other financial instruments	0					0
Other comprehensive (loss)/income	(179)				(179)
Net income	122,815						122,815
Dividends declared	(152,142)						(152,142)
Balance, at end of year at Dec. 31, 2014	$ 1,153,492	$ 93,404	285,248	586,089	(48,240)	(2,284)	239,275
Balance, at end of year (in shares) at Dec. 31, 2014	93,404,000	93,404,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	64,000	64,000
Shares issued	$ 675	$ 64	611
Payments in lieu of issuing shares for exercised share options	0		0
Amortization of stock based compensation	0		0
Amortization of deferred equity contributions	2,044			2,044
Loss on hedging financial instruments reclassified into earnings	173				173
Fair value adjustments to hedging financial instruments	22,686				23,167	(481)
Fair value adjustments to available for sale securities	(1,206)				(1,206)
Fair value adjustments to other financial instruments	(28)					(28)
Other comprehensive (loss)/income	(44)				(44)
Net income	101,053						101,053
Dividends declared	(79,415)						(79,415)
Balance, at end of year at Jun. 30, 2015	$ 1,199,430	$ 93,468	$ 285,859	$ 588,133	$ (26,150)	$ (2,793)	$ 260,913
Balance, at end of year (in shares) at Jun. 30, 2015	93,468,000	93,468,000